Segment Revenue and Expenses	6 Months Ended
Jun. 30, 2024
Text Block [abstract]
Segment revenue and expenses
A.1 Segment revenue and expenses

	Australia		International		Marketing		Corporate/Other		Consolidated
	2024 US$m	2023 US$m	2024 US$m	2023 US$m	2024 US$m	2023 US$m	2024 US$m	2023 US$m	2024 US$m	2023 US$m
Liquified natural gas	2,595	3,894	—	—	412	785	—	—	3,007	4,679
Pipeline gas	512	515	107	198	—	—	—	—	619	713
Crude oil and condensate	861	715	1,190	1,028	40	15	—	—	2,091	1,758
Natural gas liquids	87	120	24	16	40	23	—	—	151	159

Revenue from sale of hydrocarbons	4,055	5,244	1,321	1,242	492	823	—	—	5,868	7,309

Intersegment revenue 1	(12)	(120)	(2)	(6)	14	126	—	—	—	—
Processing and services revenue	113	85	—	—	—	—	—	—	113	85
Shipping and other revenue	—	—	—	—	7	6	—	—	7	6

Other revenue	101	(35)	(2)	(6)	21	132	—	—	120	91

Operating revenue 2	4,156	5,209	1,319	1,236	513	955	—	—	5,988	7,400

Production costs	(511)	(614)	(234)	(193)	—	—	—	—	(745)	(807)
Royalties, excise and levies	(185)	(285)	(11)	(31)	—	—	—	—	(196)	(316)
Insurance	(13)	(20)	(2)	(5)	—	—	(11)	(9)	(26)	(34)
Inventory movement	15	31	47	2	—	—	—	—	62	33

Costs of production	(694)	(888)	(200)	(227)	—	—	(11)	(9)	(905)	(1,124)

Land and buildings	(26)	(31)	—	(2)	—	—	(2)	—	(28)	(33)
Transferred exploration and evaluation	(41)	(51)	(45)	(2)	—	—	—	—	(86)	(53)
Plant and equipment	(1,189)	(1,298)	(567)	(543)	—	—	(23)	(17)	(1,779)	(1,858)

Oil and gas properties depreciation and amortisation	(1,256)	(1,380)	(612)	(547)	—	—	(25)	(17)	(1,893)	(1,944)

Shipping and direct sales costs	(61)	(107)	(43)	(38)	(50)	(30)	—	—	(154)	(175)
Trading costs	—	(4)	—	—	(273)	(618)	—	—	(273)	(622)
Other hydrocarbon costs	(26)	(7)	—	—	—	—	—	—	(26)	(7)
Other cost of sales	(17)	—	—	—	—	—	(4)	—	(21)	—

Other cost of sales	(104)	(118)	(43)	(38)	(323)	(648)	(4)	—	(474)	(804)

Cost of sales	(2,054)	(2,386)	(855)	(812)	(323)	(648)	(40)	(26)	(3,272)	(3,872)

Gross profit/(loss)	2,102	2,823	464	424	190	307	(40)	(26)	2,716	3,528

Other income 3	242	106	20	—	20	1	33	27	315	134

Exploration and evaluation expenditure	(12)	(9)	(86)	(123)	—	—	—	(1)	(98)	(133)
Amortisation of permit acquisitions	—	—	(5)	(4)	—	—	—	—	(5)	(4)
Write-offs	—	—	—	(1)	—	—	—	—	—	(1)

Exploration and evaluation	(12)	(9)	(91)	(128)	—	—	—	(1)	(103)	(138)

General, administration and other costs	—	—	—	(3)	—	(10)	(214)	(224)	(214)	(237)
Amortisation of intangible assets	—	—	—	—	—	—	(10)	—	(10)	—
Depreciation of lease assets	(28)	(22)	(1)	(7)	(50)	(34)	(22)	(18)	(101)	(81)
Restoration movement	(14)	(8)	(1)	(12)	—	—	—	—	(15)	(20)
Other 4	16	(27)	—	(1)	58	(99)	(300)	(200)	(226)	(327)

Other costs	(26)	(57)	(2)	(23)	8	(143)	(546)	(442)	(566)	(665)

Other expenses	(38)	(66)	(93)	(151)	8	(143)	(546)	(443)	(669)	(803)

Impairment losses	—	(68)	—	—	—	—	—	—	—	(68)

Profit/(loss) before tax and net finance costs	2,306	2,795	391	273	218	165	(553)	(442)	2,362	2,791

1.	Intersegment revenue comprises the incremental income net of all incremental associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio.
2.
Operating revenue includes revenue from contracts with customers of $5,981 million (2023: $7,394 million) and sub-lease
income of $7 million (2023: $6 million) disclosed within shipping and other revenue.

3.	Includes fees, recoveries and other income not associated with the ongoing operations of the business. The 2024 amount includes the gain on the Scarborough sell-down to LNG Japan of $121 million.
4.	Includes gains and losses on foreign exchange and hedging activities, fair value losses on embedded derivatives and other items not associated with the ongoing operations of the business.